Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 06, 2023
Entity Registrant Name	dei_EntityRegistrantName	TIDAL TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001924868
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 06, 2023
Document Effective Date	dei_DocumentEffectiveDate	Apr. 10, 2023
Prospectus Date	rr_ProspectusDate	Apr. 10, 2023
Tactical Advantage ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	TACTICAL ADVANTAGE ETF - FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Tactical Advantage ETF (the “Fund”) seeks long-term capital appreciation as its primary objective. In pursuing its objective, the Fund will strive to limit the volatility of its returns to below that of the equity markets in general.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed “fund-of ETFs.” Family Dynasty Advisors LLC, the Fund’s sub-adviser (the “Sub-Adviser”), invests the Fund’s assets in ETFs that are listed on U.S. stock exchanges (the “Underlying ETFs”). The Fund will invest in Underlying ETFs that primarily invest in U.S. equity securities or high-yield bonds. Additionally, the Fund will hold cash and cash equivalents. When the Sub-Adviser’s proprietary analysis (described below) forecasts a market uptrend (i.e., a rising equity market), the Fund will increase its holdings in Underlying ETFs and reduce its cash position. In contrast, the Sub-Adviser will reduce its holdings in Underlying ETFs and increase the Fund’s allocation to cash when the Sub-Adviser’s proprietary trading strategy perceives a market downtrend (i.e., a flat or falling market). Allocation changes may apply to the Fund’s overall portfolio if, for example, equity markets as a whole are forecast to change, or may apply to a subset of the Fund’s portfolio if particular sub-markets (e.g., small-cap stocks) are forecast to change.

The Sub-Adviser manages the Fund’s portfolio using its proprietary strategy, which analyzes both technical and macro-economic indicators. The Sub-Adviser’s strategy focuses on evaluating both Underlying ETF-specific and broad economic data to seek to forecast market trends to select the Underlying ETFs in which the Fund will invest. By adjusting the Fund’s cash position in times of forecasted flat or negative market conditions, the Fund expects to reduce to some extent the extent of loss which may be experienced in the broader equity market. The Fund’s ability to actively manage its cash position is intended to result in a lower volatility of its returns than an investment in the broader equity markets (because cash is a neutral investment that naturally dampens the volatility of an overall portfolio that is otherwise comprised of equity and fixed-income securities).

Technical Indicators: The Sub-Adviser analyzes various technical indicators of potential Underlying ETFs, including, among others, indicators such as trading volume (how many shares are trading over various periods) and moving averages (e.g., prices over periods such as 20 days or 50 days). The Sub-Adviser also considers more complex indicators, including, among others, the stochastic oscillator and the moving average convergence divergence (MACD) described below.

●	The stochastic oscillator is a momentum indicator that shows the location of the Underlying ETF’s closing price relative to its high-low range over a set number of periods. The Sub-Adviser uses this indicator to determine whether the Underlying ETF’s holdings are generally oversold (i.e., the Underlying ETF’s holdings are potentially undervalued) or overbought (i.e., the Underlying ETF’s holdings are potentially overvalued).

●	The MACD is a trend-following momentum indicator that shows the relationship between two moving averages of an Underlying ETF’s price. The MACD can assist the Sub-Adviser’s assessment of whether a security (Underlying ETF) is oversold, overbought, or may be subject to a price reversal.

The Sub-Adviser uses the technical indicators to identify when an Underlying ETF has bullish or bearish momentum, and to identify entry and exit points for trades. Generally speaking, technical indicators for different types of Underlying ETFs (e.g., small cap stocks vs. gold) move somewhat independently of one another. As a result, the trends for each of the Fund’s holdings will differ.

Macro-Economic Indicators: The Sub-Adviser analyzes a broad range of macro-economic data, including actions taken by the Federal Reserve, gross domestic product figures, consumer spending reports, and housing reports. The Sub-Adviser uses its macro-economic analysis to identify broad market trends (e.g., do the stock markets appear likely to increase, stay steady, or decrease?). The Sub-Adviser uses its macro-economic data as an overlay to its technical analysis and incorporates this additional data when determining when to buy, hold, or sell Underlying ETFs.

Fund Allocations: The Sub-Adviser seeks to position the Fund to seek to benefit from market uptrends by allocating all or substantially all of the Fund’s assets to equity ETFs and high-yield bond ETFs, while seeking to minimize the impact of investment price declines by reducing the Fund’s equity and high-yield bond exposure and increasing its allocation to cash equivalent holdings. The Sub-Adviser favors Underlying ETFs that are highly liquid and lower cost.

The Fund’s Underlying ETFs will primarily invest in:

●	one or more economic sectors (e.g., health care, technology, energy);

●	one or more equity market segments (e.g., small- or mid-capitalization stocks); or

●	high-yield bond market segments.

Portfolio Construction:

When the Sub-Adviser’s analysis anticipates market uptrends, the Fund’s portfolio will generally consist of between 10 and 15 Underlying ETFs. When the analysis reflects flat or negative market pricing trends, the Fund will hold fewer Underlying ETFs and allocate more of the Fund’s portfolio to cash or cash equivalent holdings.

Generally, the Fund will be between 90% - 100% invested in Underlying ETFs because, in the Sub-Adviser’s view, most market growth happens more slowly over long time periods. In contrast, market declines, and subsequent recovery periods, usually occur more quickly. As a result, the Fund will substantially increase its cash position infrequently and for relatively short periods. The allocation of cash will depend on the severity of the Sub-Adviser’s assessment of the size and severity of an anticipated market decline. The Sub-Adviser anticipates that the Fund will briefly allocate a significant portion of its portfolio to cash (up to 75%) on a fairly regular basis (e.g., 2-3 times a year).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Tactical Advantage ETF | Tactical Advantage ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FDAT
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 237

[1]	Based on estimated amounts for the current fiscal year.